Notes to the consolidated financial statements (Tables)	6 Months Ended
Jun. 30, 2022
Notes to the consolidated financial statements
Schedule of revenue from contract with customers recognized

	Six months ended June 30
	2021	2022
	EUR k	EUR k
Belgium
GSK	29,335	43,041
Germany
Boehringer Ingelheim	2,051	—
Switzerland
CRISPR	169	586
Netherlands
Genmab	870	892
Total	32,425	44,519

Summary of upfront payments and related revenues recognized

		Upfront and	Upfront and	Revenue recognized from
		milestones payments included	milestones payments included	upfront and milestones payments
		in contract	in contract	for six months ended
	Upfront payments	liabilities at	liabilities at	June 30,
Customer	June 30, 2022	December 31, 2021	June 30, 2022	2021	2022

		(EUR k)	(EUR k)	(EUR k)
GSK	EUR 205,000k (EUR 10,000k milestone payment included)	135,494	114,725	24,631	30,769
CRISPR	USD 3,000k (EUR 2,524k)*	1,239	1,084	155	155
Boehringer Ingelheim	EUR 30,000k	—	—	2,051	—
Genmab	USD 10,000k (EUR 8,937k)*	5,362	4,469	894	894
Total		142,095	120,278	27,731	31,818

* Translated at the currency exchange rate prevailing on the transaction date.

Schedule of contract balances

	December 31,	June 30,
	2021	2022
	EUR k	EUR k
Trade receivables	18,504	13,341
Contract liabilities	142,095	120,278

Schedule of cost of sales, selling and distribution expenses, research and development expenses and general and administrative expenses

The cost of sales consists of the following:

	Six months ended June 30,
	2021	2022
	EUR k	EUR k
Personnel	(9,390)	(13,869)
Materials	(2,912)	(36,883)
Third-party services	(31,388)	(19,516)
Maintenance and lease	(2,543)	(1,150)
Amortization and depreciation	(1,594)	(8,326)
Other	(5,329)	(169)
Total	(53,156)	(79,913)

Selling and distribution expenses consist of the following:

	Six months ended June 30,
	2021	2022
	EUR k	EUR k
Personnel	(664)	(560)
Amortization and depreciation	(43)	(32)
Other	(322)	(227)
Total	(1,029)	(819)

R&D expenses consists of the following:

	Six months ended June 30,
	2021	2022
	EUR k	EUR k
Materials	(5,928)	(23,419)
Personnel	(15,219)	(14,849)
Amortization and depreciation	(1,795)	(2,119)
Patents and fees to register a legal right	(1,413)	(1,354)
Third-party services	(210,590)	21,053
Maintenance and lease	(142)	(464)
Other	(1,180)	(1,270)
Total	(236,267)	(22,422)

General and administrative expenses consist of the following:

	Six months ended June 30,
	2021	2022
	EUR k	EUR k
Personnel	(19,362)	(18,971)
Maintenance and lease	(1,230)	(2,704)
Third-party services	(18,785)	(12,796)
Legal and other professional services	(3,491)	(5,320)
Amortization and depreciation	(3,325)	(6,091)
Other	(4,458)	(5,796)
Total	(50,651)	(51,678)

Schedule of other operating income

	Six months ended June 30,
	2021	2022
	EUR k	EUR k
Compensation for CMO transfer	—	33,961
Reimbursement claim	—	610
Sale of equipment	—	310
Grants and other cost reimbursements from government agencies and similar bodies	45,110	104
Other	124	222
Total	45,234	35,207